Accounting policies - Effect of change in assumptions (Details) € in Thousands, R$ in Millions	6 Months Ended
	Jun. 30, 2019 BRL (R$)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Projected shift in HPI spot rate, Assets (as a percent)	10.00%	10.00%
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%	10.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data		€ 68,000	€ 13,000
Advanced multi-factor interest rate models | Weighted average
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.01%	0.01%
Quanto Options [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	62.00%	62.00%
Quanto Options [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	69.00%	69.00%
Quanto Options [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	65.00%	65.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	0.00%	0.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	(5.00%)	(5.00%)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	2.41%	2.41%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs		€ (7,800)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs		€ 7,300
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Liabilities	776.48	776.48
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs		€ (4,300)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs		5,000
Financial liabilities held for trading | Derivatives | Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs		(481)
Financial liabilities held for trading | Derivatives | Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs		€ 480
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black Scholes Model Approach, Curves On Tab Indices [Member]
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%	1.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Minimum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	55.00%	55.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Maximum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	75.00%	75.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Weighted average
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	65.00%	65.00%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Minimum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.0001%	0.0001%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Maximum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	(0.03%)	(0.03%)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Interest Rate Curve Foreign Exchange Market Prices [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 1,800
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Interest Rate Curve Foreign Exchange Market Prices [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (1,800)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	0.00%	0.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	(100.00%)	(100.00%)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	22.00%	22.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (27,200)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		7,700
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		(6,600)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 6,600
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	34.00%	34.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 244,900
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (313,800)
Financial assets held for trading, category | Derivatives | Present Value Method
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Assets (as a percent)	1.00%	1.00%
Financial assets held for trading, category | Derivatives | Present Value, Curves On TAB Indices Approach [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (300)
Financial assets held for trading, category | Derivatives | Present Value, Curves On TAB Indices Approach [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 300
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%	0.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%	5.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.53%	2.53%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (4,400)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 4,300
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	795.75	795.75
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (9,800)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs | R$	R$ 9.8
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (163,200)
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs | R$	R$ 84.4
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%	0.00%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	(5.00%)	(5.00%)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.66%	2.66%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (5,900)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 5,200
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	788.41%	788.41%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (10,700)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 10,700
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	4.70%	4.70%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 2,200
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (11,500)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Model interest rate curves and credit, as a percent	7.70%	7.70%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (19,800)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 4,400
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	8.00%	8.00%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs		€ (121,200)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs		€ 105,100